Cover	May 14, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 14, 2025
Current Fiscal Year End Date	--06-30
Entity File Number	001-38029
Entity Registrant Name	ATech (Parent) Resolution Corp.
Entity Central Index Key	0001584754
Entity Tax Identification Number	33-1229046
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9805 Northcross Center Court
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Huntersville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28078
City Area Code	704
Local Phone Number	997-5735
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	AKTS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Akoustis Technologies, Inc.